Property and Equipment, Net - Components of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,099	$ 745
Less: accumulated depreciation	(565)	(390)
Total property and equipment, net	534	355
Lab Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	366	363
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	126
Computer and Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	546	$ 382
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 61